Credit Facilities - Bank Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 5,849	$ 5,154
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 6,000